Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

	As of December 31,
	2018	2019
	$	$
Cash at bank and in hand	36,778	75,111
Cash equivalents	26,174	821
	62,952	75,932
Denominated in:
US$	58,254	62,478
RMB (note (i))	3,916	6,761
Hong Kong dollar (”HK$"）	20	5,948
Australia dollar ("A$")	762	745
	62,952	75,932

Note:

(i)

Certain cash and bank balances denominated in RMB were deposited with banks in the PRC. The conversion of these RMB denominated balances into foreign currencies is subject to the rules and regulations of foreign exchange control promulgated by the PRC government.